RECENTLY ISSUED ACCOUNTING STANDARDS - Adoption Change on Restricted Cash (Details) - USD ($)	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss	$ 0		$ 0
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss		$ 500,000
Cumulative Effect, Period of Adoption, Adjustment | Other Current Assets
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss		300,000
Cumulative Effect, Period of Adoption, Adjustment | Investment In Leased Vessel, Net
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Allowance for credit loss		$ 200,000